SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18:-	SUBSEQUENT EVENTS

a.
In January 2026 the Company signed an additional amendment to the leased facility agreement extending it until the end of 2039, without a change in rent increase mechanism, and with a 50% discount on several rent months to compensate the Company for improvements made by it to the leased facility.

b.
Subsequent to the balance sheet date, the Company granted 40,000 options to its officers, exercisable into the Company’s shares at an exercise price of $8.82 per share, in accordance with the terms of the Company’s equity incentive plan.